Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Estimated Useful Lives of Property and Equipment	Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets, which are as follows:

Asset description	Asset life (in years)
Buildings	20
Computers and software	3-4
Furniture, fixtures and office equipment	2-5
Vehicles	3
Leasehold improvements	Lesser of estimated useful life or lease term

Estimated Useful Life of Intangible Assets
The Company’s definite lived intangible assets are amortized over the estimated useful life of the assets on a straight-line basis, as given below.

Asset description	Weighted average amortization period (in months)
Customer contracts	60
Customer relationships	162
Covenant not-to-compete	32
Trade names	36
Technology	94
Software	47
Service mark	Indefinite useful life